Biological Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Beginning Balance	$ 250,690	$ 156,589
Purchased cannabis plants	724,878	2,969,773
Allocation of operational overhead	1,130,712	1,430,876
Change in FVLCTS due to biological transformation	1,515,492	1,824,225
Transferred to inventory upon harvest	(3,276,981)	(5,287,012)
Ending Balance	$ 1,188,552	$ 250,690